FINANCE LEASE OBLIGATIONS (Details 2) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
FINANCE LEASE OBLIGATIONS (Tables)
Remainder of 2020	$ 31,617	$ 124,452
2021	105,615	127,413
2022	129,392	129,841
2023	131,859	131,859
2024	120,871	98,894
Total undiscounted future minimum lease payments	519,354	612,189
Less: Imputed interest	(51,489)	(75,435)
Present value of operating lease obligation	$ 467,865	$ 536,754